Note 32 - Capital base and Capital management	12 Months Ended
Dec. 31, 2017
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

Capital base and capital management

Capital base

As of December 31, 2017, 2016 and 2015, equity is calculated in accordance with current regulation on minimum capital base requirements for Spanish credit institutions –both as individual entities and as consolidated group– and how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.

The minimum capital base requirements established by the current regulation are calculated according to the Group’s exposure to credit and dilution risk, counterparty and liquidity risk relating to the trading portfolio, exchange-rate risk and operational risk. In addition, the Group must fulfill the risk concentration limits established in said regulation and the internal corporate governance obligations.

As a result of the Supervisory Review and Evaluation Process (SREP) carried out by the European Central Bank (ECB), BBVA has received a communication from the ECB requiring BBVA to maintain, effective from the 1st of January 2018, a (i) CET1 phased-in capital of 8.438% at a consolidated level and 7.875% at an individual level; and (ii) a phased-in total capital ratio of 11.938% at the consolidated level and 11.375% at the individual level.

This total consolidated capital ratio of 11.938% includes: i) the minimum CET1 capital ratio required under Pillar 1 (4.5%); ii) Pillar 1 Additional Tier 1 capital requirements (1.5%); iii) Pillar 1 Tier 2 capital requirements (2%); iv) Pillar 2 CET1 capital requirements (1.5%); v) the capital conservation buffer (CCB) (1.875% CET1 phased-in) and vi) the Other Systemic Important Institution buffer (OSII) (0.563% CET1 phased-in).

Since BBVA has been excluded from the list of global systemically important financial institutions in 2017 (which is updated every year by the Financial Stability Board (FSB)), as of January 1, 2018, the G-SIB buffer will not apply to BBVA in 2018, (notwithstanding the possibility that the FSB or the supervisor may include BBVA on it in the future).

However, the supervisor has informed BBVA that it is included on the list of other systemically important financial institutions, and a D-SIB buffer of 0.75% of the fully-loaded ratio applies at the consolidated level. It will be implemented gradually from January 1, 2016 to January 1, 2019.

The Group’s bank capital in accordance with the aforementioned applicable regulation, considering entities scope required by the above regulation, as of December 31, 2017, 2016 and 2015, is shown below

Eligible capital resources (Millions of euros)
	Notes	December 2017 (*)	December 2016 (**)	December 2015
Capital	26	3,267	3,218	3,120
Share premium	27	23,992	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	25,443	23,641	22,512
Other equity instruments, net	28	54	54	35
Treasury shares	29	(96)	(48)	(309)
Attributable to the parent company	6	3,519	3,475	2,642
Attributable dividend	4	(1,043)	(1,510)	(1,352)
Total equity		55,136	52,821	50,640
Accumulated other comprehensive income	30	(8,792)	(5,458)	(3,349)
Non-controlling interest	31	6,979	8,064	8,149
Shareholders' equity		53,323	55,428	55,440
Intangible assets		(6,627)	(5,675)	(3,901)
Fin. treasury shares		(48)	(82)	(95)
Indirect treasury shares		(134)	(51)	(415)
Deductions		(6,809)	(5,808)	(4,411)
Temporary CET 1 adjustments		(273)	(129)	(788)
Capital gains from the Available-for-sale debt instruments portfolio		(256)	(402)	(796)
Capital gains from the Available-for-sale equity portfolio		(17)	273	8
Differences from solvency and accounting level		(189)	(120)	(40)
Equity not eligible at solvency level		(462)	(249)	(828)
Other adjustments and deductions		(3,711)	(2,001)	(1,647)
Common Equity Tier 1 (CET 1)		42,341	47,370	48,554
Additional Tier 1 before Regulatory Adjustments		6,296	6,114	5,302
Total Regulatory Adjustments of Additional Tier 1		(1,657)	(3,401)	(5,302)
Tier 1		46,980	50,083	48,554
Tier 2		8,798	8,810	11,646
Total Capital (Total Capital=Tier 1 + Tier 2)		55,778	58,893	60,200

Total Minimum equity required		40,370	37,923	38,125

(*) Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending approval by ECB.

(**) Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements

Capital Base (Millions of euros)
	2017	2016	2015
Tier 1 (thousand of euros) (a)	46,980	50,083	48,554
Exposure (thousand of euros) (b)	709,480	747,216	766,589
Leverage ratio (a)/(b) (percentage)	6.62%	6.70%	6.33%

Regarding TIER2, BBVA, S.A. issued subordinated debts with a As of December 31, 2017, the phased-in Common Equity Tier 1 (CET1) stood at 11.7%, accounting a decrease with respect to December 2016 of 49 basis points. The negative effect on the minority interests and deductions due to the regulatory phase-in calendar of 80% in 2017 compared to 60% in 2016 has an impact of -56 basis points which is compensated by the organic generation of capital leaning against the recurrence of the results, net of dividends paid and remunerations.

It should be noted that CET1 ratio was affected by corporate transactions carried out during 2017, in particular the acquisition of an additional 9.95% stake in Garanti and the sale of 1.7% in CNCB. Both transactions had a combined negative impact on the ratio of -13 basis points (see Note 3).

Additionally, BBVA Group has registered a negative charge in the income statements of 2017 up to €1,123 million due to the unrealized losses from its shares in Telefonica. However, this impact does not affect the equity or the capital ratio since these unrealized losses were already accounted for (see Note 12.4).

During 2017 BBVA Group continued to strengthen its capital position with the issuance of new perpetual securities eventually convertible into shares, classified as additional TIER1 equity instruments (contingent convertible) amounting to €500 million and $1,000 million (the latter in the American market, with the prospectus registered at the Securities and Exchange Commission and not yet included in the Group’s TIER1 capital as of December 31, 2017).

Regarding TIER2. BBVA. S.A. issued subordinated debts with a total amount of €1,500 million; and Garanti issued a subordinated debt of $750 million.

Finally, the total phased-in capital ratio stood at 15.5% reflecting the effects discussed above.

These levels are above the requirements established by the ECB in its SREP letter and the systemic buffers applicable to BBVA Group for the CET1 ratio in 2017 (11.125%).

Risk-weighted assets decreased approximately by 7% compared to December 31, 2016, mainly explained by the impact of the general depreciation of certain local currencies and the efficient management and allocation of capital in line with the strategic objectives of the Group.

A reconciliation of the balance sheet to the accounting and regulatory scope (provisional data) as of December 31, 2017 is provided below:

Public balance sheet headings (Millions of euros)
	Public balance sheet	Insurance companies and real estate companies (1)	Jointly-controlled entities and other adjustments (2)	Regulatory balance sheet
Cash and balances with central banks and other demand deposits	42,680	-	24	42,704
Financial assets held for trading	64,695	2,206	-	66,901
Other financial assets designated at fair value through profit or loss	2,709	(2,061)	-	648
Available for sale financial assets	69,476	(19,794)	-	49,682
Loans and receivables	431,521	(1,805)	764	430,480
Held to maturity investments	13,754	-	-	13,754
Hedgind derivatives	2,485	(90)	(1)	2,394
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	-	-	(25)
Investments in entities accounted for using the equity method	1,588	3,294	(80)	4,802
Non-current assets held for sale	23,853	(334)	3	23,522
Other	37,323	595	5	37,923
Total assets	690,059	(17,989)	715	672,785

(1) Correspond to balances of entities fully consolidated in the public balance sheet but consolidated by the equity method in the regulatory balance sheet.

(2) Correspond to intragroup adjustments and other consolidation adjustments

Capital management

Capital management in the BBVA Group has a twofold aim:

  Maintain a level of capitalization according to the business objectives in all countries in which it operates and, simultaneously,
  Maximize the return on shareholders’ funds through the efficient allocation of capital to the different units, a good management of the balance sheet and appropriate use of the various instruments forming the basis of the Group’s equity: shares, preferred securities and subordinate debt.

This capital management is carried out determining the capital base and the solvency ratios established by the prudential and minimum capital requirements also have to be met for the entities subject to prudential supervision in each country.

The current regulation allows each entity to apply its own internal ratings-based (IRB) approach to risk assessment and capital management, subject to Bank of Spain approval. The BBVA Group carries out an integrated management of these risks in accordance with its internal policies and its internal capital estimation model has received the Bank of Spain’s approval for certain portfolios (see Note 7)